Investments in Unconsolidated Real Estate Partnerships (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Schedule of Equity Method Investments [Line Items]
Number of properties owned by unconsolidated real estate partnerships	22	123	173
Aggregate investment in unconsolidated partnerships	$ 18.7	$ 47.8
Excess of equity method investment aggregate cost over share of underlying historical partners deficit	$ 6.9	$ 46.5
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Range of ownership interests in unconsolidated real estate partnerships	67.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Range of ownership interests in unconsolidated real estate partnerships	5.00%